Payments, by Project - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Comm. Social Resp.	Total Payments
Total	$ 132,650	$ 34,145	$ 4,909	$ 29,551	$ 2,093	$ 203,348